Maturity [Member] Investment Objectives and Goals - iShares iBonds Dec 2030 Term Muni Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® DEC 2030 TERM MUNI BOND ETF Ticker: IBMSStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2030.